FVM - Transfers between Level 1 and Level 2 (Narrative) (Detail)	6 Months Ended
Jun. 30, 2020
Disclosure Of Fair Value Measurement [Line Items]
Statement that there were no transfers between Level 1 and Level 2 of fair value hierarchy, assets	Assets and liabilities transferred from Level 2 to Level 1 during the first six months of 2020, or from Level 1 to Level 2 during the first six months of 2020, were not material.
Statement that there were no transfers between Level 1 and Level 2 of fair value hierarchy, liabilities	Assets and liabilities transferred from Level 2 to Level 1 during the first six months of 2020, or from Level 1 to Level 2 during the first six months of 2020, were not material.